Derivatives (Net Derivative Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ 1,638	$ (8,343)	$ (3,158)
Embedded derivatives	(321)	5,104	1,239
Total net derivative gains (losses)	$ 1,317	$ (3,239)	$ (1,919)